Schedule of Related Parties Balances and Transactions (Details) - Related Party [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other receivables		$ 3	$ 11
Payables		19	22
Accrued expenses		88	31
Payroll and related		7	14
Stockholders’ loans		157	161
Subcontractors and professional expenses	[1]	207	347
Salaries and related expenses	[2]	252	439
Stock based compensation	[3]	279	1,459
Rent and Maintenance	[4]	82	80
Interest expenses, see note 8		$ 4	$ 5

[1]	For the years ended December 31, 2024, and 2023, the Company paid to two directors of the Parent Company an aggregate consideration of US$170 thousand and US$161 thousand, respectively, in respect of research and development services.
[2]	For the year ended December 31, 2024, and 2023 the Company paid to four of its officers, salary and related expenses totaled to US$252 thousand and US$439 thousand, respectively.
[3]	Following the adoption of the 2020 Incentive Stock Plan by the Parent Company on December 23, 2020, and the adoption of the sub plan (the “Israeli appendix”) on April 29, 2021, the Parent Company granted during the year 2024 to its officer and director 1,715,500 options to purchase shares of Common Stock (See also note 9-C).
[4]	For the year ended December 31, 2024, the Company recorded a liability on amount of $82 thousand and for the year ended 2023, the Company paid a yearly amount of US$80 thousand to an entity in which two directors of the Company are stakeholders in the entity, for rent and office services.